Financial and other investments	12 Months Ended
Mar. 31, 2022
Disclosure of financial assets [abstract]
Financial and other investments
15. Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money market funds, quoted investments in equities or bonds of other companies, investments in our venture capital portfolio (National Grid Partners), bank deposits with a maturity of greater than three months, and investments that can not be readily used in operations, principally collateral deposited in relation to derivatives.

The classification of each investment held by the Group is determined based on two main factors:
•its contractual cash flows – whether the assets cash flows are solely payments of the principal and interest on the financial asset on pre-determined dates or whether the cash flows are determined by other factors such as the performance of a company; and
•the business model for holding the investments – whether the intention is to hold onto the investment for the longer term (collect the contractual cash flows), or to sell the asset with the intention of managing any gain or loss on sale or to manage any liquidity requirements.
The four categories of financial and other investments are as follows:
•Financial assets at amortised cost – debt instruments that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is to collect contractual cash flows, are held at amortised cost. This category includes our receivables in relation to deposits and collateral;
•FVOCI debt and other investments – debt investments, such as bonds, that have contractual cash flows that are solely payments of principal and interest, and which are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, are measured at fair value through other comprehensive income (FVOCI), with gains or losses recognised in the consolidated statement of comprehensive income instead of through the income statement. On disposal, any gains or losses are recognised within finance income in the income statement (see note 6). Other investments include insurance contracts, measured at fair value, and held to back the present value of unfunded pension liabilities in note 25;
•FVOCI equity instruments – the Group previously held equity instruments which it elected to measure at FVOCI on the basis that they were not held for trading and so the recognition of any gains and losses on these investments in the income statement would not have been representative of performance. The shares were held as part of a portfolio of financial instruments which back some long-term employee liabilities. In the year ended 31 March 2022, the Group sold all of the remaining equities as part of a plan to de-risk that investment portfolio. The fair value of the equities on the date of sale was £111 million and upon disposal realised gains and losses of £82 million were transferred to retained earnings (see note 28); and
•FVTPL investments – other financial investments are subsequently measured at fair value with any gains or losses recognised in the income statement (FVTPL). This primarily comprises our money market funds, insurance company fund investments and corporate venture capital investments held by National Grid Partners.
Financial and other investments are initially recognised on trade date. Subsequent to initial recognition, the fair values of financial assets that are quoted in active markets are based on bid prices. When independent prices are not available, fair values are determined using valuation techniques used by the relevant markets using observable market data where possible (see note 32(g) for further details).
15. Financial and other investments continued

	2022	2021
	£m	£m
Non-current
FVOCI debt and other investments	413	416
FVOCI equity investments¹	—	99
FVTPL investments	417	240
	830	755
Current
FVTPL investments	2,292	1,768
Financial assets at amortised cost	853	574
	3,145	2,342
	3,975	3,097
Financial and other investments include the following:
Investments in short-term money market funds	1,936	1,412
Investments held by National Grid Partners	309	136
Investments in Sunrun	109	103
Balances that are restricted or not readily used in operations:
Collateral[2]	806	540
Insurance company and non-qualified plan investments	534	589
Cash surrender value of life insurance policies	234	283
Other investments	47	34
	3,975	3,097
1.    In the year ended 31 March 2022, the Group sold its equity investments which were previously held in relation to non-qualified pension plans in the US.
2.    The collateral balance includes £802 million (2021: £480 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement and £4 million (2021: £18 million) of restricted amounts allocated for specific projects within the National Grid Electricity System Operator. In the year ended 31 March 2021, £42 million of the balance included collateral paid by operating companies as security deposits. In the current year this collateral has been replaced with letters of credit as permitted under the Connection and Use of System Code.
FVTPL and FVOCI investments are recorded at fair value. The carrying value of current financial assets at amortised cost approximates their fair values, primarily due to short-dated maturities. The exposure to credit risk at the reporting date is the fair value of the financial investments. For further information on our credit risk, refer to note 32(a).
For the purposes of impairment assessment, the investments in bonds are considered to be low risk as they are investment grade securities; life insurance policies are held with regulated insurance companies; and deposits, collateral receivable and other financial assets at amortised cost are investment grade. All financial assets held at FVOCI or amortised cost are therefore considered to have low credit risk and have an immaterial impairment loss allowance equal to 12-month expected credit losses.
In determining the expected credit losses for these assets, some or all of the following information has been considered: credit ratings, the financial position of counterparties, the future prospects of the relevant industries and general economic forecasts.
No FVOCI or amortised cost financial assets have had modified cash flows during the period. There has been no change in the estimation techniques or significant assumptions made during the year in assessing the loss allowance for these financial assets. There were no significant movements in the gross carrying value of financial assets during the year that contribute to changes in the loss allowance. No collateral is held in respect of any of the financial investments in the above table. No balances are more than 30 days past due, and no balances were written off during the year.